Restatement - Balance Sheet Restatement Adjustments (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 67,322,000	$ 8,611,000	$ 15,275,000	$ 20,467,000	$ 14,421,000
Accounts receivable, net	1,416,000	930,000	609,000	636,000	688,000
Prepaid expenses and other current assets (Note 8)	17,518,000	12,577,000	10,976,000	5,088,000	6,053,000
Total current assets	131,867,000	22,118,000	26,860,000	26,191,000	21,162,000
Property and equipment, net	651,000	603,000	485,000	387,000	320,000
Intangible assets, net (Note 10)	9,489,000	9,917,000	10,297,000	10,407,000	10,946,000
Total assets	142,007,000	32,638,000	37,642,000	36,985,000	32,428,000
Current liabilities:
Accounts payable	15,433,000	7,282,000	4,808,000	6,355,000	4,890,000
Accrued expenses and other current liabilities	21,089,000	20,957,000	14,754,000	7,894,000	9,891,000
Advanced Subscription Agreement	0		12,814,000	9,474,000	8,120,000
Debt to related parties	0	34,000	177,000	10,141,000	10,129,000
Total current liabilities	36,804,000	28,273,000	32,553,000	33,864,000	33,030,000
Non-current liabilities:
Convertible loan notes	0	8,809,000	7,894,000	6,937,000	6,130,000
Derivative liability	0	92,262,000	97,808,000	126,063,000	39,780,000
Long term debt, net of unamortized debt discount and debt issuance costs	33,705,000	26,313,000	17,113,000		0
Other non-current liabilities	0				84,000
Total liabilities	94,313,000	155,657,000	155,368,000	166,864,000	79,024,000
Commitments and contingencies (Note 22)
Shareholders' equity (deficit): (Note 17)
Ordinary Shares	94,000				36,000
Additional paid in capital					105,717,000
Additional paid in capital	415,304,000	149,758,000	137,006,000	125,362,000	105,835,000
Accumulated deficit	(369,951,000)	(275,147,000)	(254,276,000)	(254,530,000)	(152,173,000)
Accumulated other comprehensive income (loss)	2,247,000	2,211,000	(610,000)	(865,000)	(294,000)
Total shareholders' equity (deficit)	47,694,000	(123,019,000)	(117,726,000)	(129,879,000)	(46,596,000)	$ 3,830,000
Total liabilities and shareholders' equity (deficit)	$ 142,007,000	32,638,000	37,642,000	36,985,000	32,428,000
Ordinary Shares
Shareholders' equity (deficit): (Note 17)
Ordinary Shares		89,000	87,000	87,000
Ordinary Shares					87,000
B Ordinary Shares
Shareholders' equity (deficit): (Note 17)
Ordinary Shares		70,000	67,000	67,000
Ordinary Shares					67,000
Reported
Current assets:
Cash		8,611,000	15,275,000	20,467,000	14,421,000
Accounts receivable, net		930,000	609,000	636,000	688,000
Prepaid expenses and other current assets (Note 8)		12,577,000	10,976,000	5,088,000	6,053,000
Total current assets		22,118,000	26,860,000	26,191,000	21,162,000
Property and equipment, net		603,000	485,000	387,000	320,000
Intangible assets, net (Note 10)		9,917,000	10,297,000	10,407,000	10,946,000
Total assets		32,638,000	37,642,000	36,985,000	32,428,000
Current liabilities:
Accounts payable		7,282,000	4,808,000	6,355,000	4,890,000
Accrued expenses and other current liabilities		20,957,000	14,754,000	7,894,000	9,891,000
Advanced Subscription Agreement			14,914,000	9,227,000	8,098,000
Debt to related parties		34,000	177,000	10,141,000	10,129,000
Total current liabilities		28,273,000	34,653,000	33,617,000	33,008,000
Non-current liabilities:
Convertible loan notes		8,809,000	7,894,000	6,937,000	6,130,000
Derivative liability		126,927,000	128,357,000	101,003,000	34,982,000
Long term debt, net of unamortized debt discount and debt issuance costs		26,313,000	17,113,000
Other non-current liabilities					84,000
Total liabilities		190,322,000	188,017,000	141,557,000	74,204,000
Commitments and contingencies (Note 22)
Shareholders' equity (deficit): (Note 17)
Additional paid in capital					104,799,000
Additional paid in capital		146,768,000	132,023,000	121,760,000
Accumulated deficit		(308,678,000)	(283,028,000)	(226,203,000)	(146,770,000)
Accumulated other comprehensive income (loss)		4,067,000	476,000	(283,000)	41,000
Total shareholders' equity (deficit)		(157,684,000)	(150,375,000)	(104,572,000)	(41,776,000)	3,830,000
Total liabilities and shareholders' equity (deficit)		32,638,000	37,642,000	36,985,000	32,428,000
Reported | Ordinary Shares
Shareholders' equity (deficit): (Note 17)
Ordinary Shares		89,000	87,000	87,000
Ordinary Shares					87,000
Reported | B Ordinary Shares
Shareholders' equity (deficit): (Note 17)
Ordinary Shares		70,000	67,000	67,000
Ordinary Shares					67,000
Adjustments
Current assets:
Cash		0	0	0	0
Accounts receivable, net		0	0	0	0
Prepaid expenses and other current assets (Note 8)		0	0	0	0
Total current assets		0	0	0	0
Property and equipment, net		0	0	0	0
Intangible assets, net (Note 10)		0	0	0	0
Total assets		0	0	0	0
Current liabilities:
Accounts payable		0	0	0	0
Accrued expenses and other current liabilities		0	0	0	0
Advanced Subscription Agreement			(2,100,000)	247,000	22,000.0
Debt to related parties		0	0	0	0
Total current liabilities		0	(2,100,000)	247,000	22,000
Non-current liabilities:
Convertible loan notes		0	0	0	0
Derivative liability		(34,665,000)	(30,549,000)	25,060,000	4,798,000
Long term debt, net of unamortized debt discount and debt issuance costs		0	0
Other non-current liabilities					0
Total liabilities		(34,665,000)	(32,649,000)	25,307,000	4,820,000
Commitments and contingencies (Note 22)
Shareholders' equity (deficit): (Note 17)
Additional paid in capital					918,000
Additional paid in capital		2,990,000	4,983,000	3,602,000	900,000
Accumulated deficit		33,531,000	28,752,000	(28,327,000)	(5,403,000)
Accumulated other comprehensive income (loss)		(1,856,000)	(1,086,000)	(582,000)	(335,000)
Total shareholders' equity (deficit)		34,665,000	32,649,000	(25,307,000)	(4,820,000)	$ 0
Total liabilities and shareholders' equity (deficit)		0	0	0	0
Adjustments | Ordinary Shares
Shareholders' equity (deficit): (Note 17)
Ordinary Shares		0	0	0
Ordinary Shares					0
Adjustments | B Ordinary Shares
Shareholders' equity (deficit): (Note 17)
Ordinary Shares		$ 0	$ 0	$ 0
Ordinary Shares					$ 0